Pension and Other Postretirement Benefits (Plan Asset Allocations) (Details)	Dec. 31, 2017
United States [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocation	94.00%
United States [Member] | Fixed Income Instrument [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocation	71.00%
United States [Member] | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocation	24.00%
United States [Member] | Minimum [Member] | Fixed Income Instrument [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	70.00%
United States [Member] | Minimum [Member] | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	16.00%
United States [Member] | Maximum [Member] | Fixed Income Instrument [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	80.00%
United States [Member] | Maximum [Member] | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target plan asset allocations	28.00%
Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocation	6.00%
Foreign Plan [Member] | Fixed Income Instrument [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocation	69.00%
Foreign Plan [Member] | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocation	17.00%